                                                                                                                                                           File Nos. 33-35604

                                                                                                                                                                          811-6126

                                                       SECURITIES AND EXCHANGE COMMISSION

                                                                          Washington, D.C. 20549

                                                                                   FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[_]

Post-Effective Amendment No. 25	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 25	[X]

(Check appropriate box or boxes.)

`

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

(Exact Name of Registrant as Specified in Charter)

                        c/o The Dreyfus Corporation

                        200 Park Avenue, New York, New York                   10166

                        (Address of Principal Executive Offices)        (Zip Code)

            Registrant's Telephone Number, including Area Code: (212) 922-6000

                                                                        Michael A Rosenberg, Esq.

                                                                               200 Park Avenue

                                                                      New York, New York 10166

                                                            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

            X         Immediately upon filing pursuant to paragraph (b)

            ----

                        On (date) pursuant to paragraph (b)

            ----

                        60 days after filing pursuant to paragraph (a)(i)

            ----

                        On (date) pursuant to paragraph (a)(i)

            ----

                        75 days after filing pursuant to paragraph (a)(ii)

            ----

                        On (date) pursuant to paragraph (a)(ii) of Rule 485

            ----

If appropriate, check the following box:

                        this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

            ----

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 19th date of April, 2011.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

BY: /s/Bradley J. Skapyak* Bradley J. Skapyak, PRESIDENT

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/Bradley J. Skapyak* Bradley J. Skapyak	President Principal Executive Officer)	04/19/11

/s/James Windels* James Windels	Treasurer Principal Financial and Accounting Officer)	04/19/11

/s/Joseph S. DiMartino* Joseph S. DiMartino	Chairman of the Board	04/19/11

/s/David W. Burke* David W. Burke	Board Member	04/19/11

/s/William Hodding Carter III* William Hodding Carter III	Board Member	04/19/11

/s/Gordon J. Davis* Gordon J. Davis	Board Member	04/19/11

/s/Joni Evans* Joni Evans	Board Member	04/19/11

/s/Ehud Houminer* Ehud Houminer	Board Member	04/19/11

/s/Richard C. Leone* Richard C. Leone	Board Member	04/19/11

/s/Hans C. Mautner* Hans C. Mautner	Board Member	04/19/11

/s/Robin A. Melvin* Robin A. Melvin	Board Member	04/19/11

/s/Burton N. Wallack* Burton N. Wallack	Board Member	04/19/11

/s/John E. Zuccotti* John E. Zuccotti	Board Member	04/19/11

*BY:    /s/John B. Hammalian

            John B. Hammalian,

            Attorney-in-Fact

INDEX OF EXHIBITS

Exhibit-101.SCH	Taxonomy
Exhibit -101.INS	Instance Document
Exhibit – 101.CAL	Calculation Linkbase
Exhibit – 101.PRE	Presentation Linkbase
Exhibit – 101.DEF	Definition linkbase
Exhibit - 101.LAB	Label Linkbase